Equity (Summary of Activity Related to Stock Options) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares Under Option
Shares Under Option Outstanding at January 1,	26,078,927
Granted Shares Under Option	669,944
Exercised Shares Under Option	(3,149,247)
Expired Shares Under Option	(64,921)
Forfeited Shares Under Option	(27,939)
Shares Under Option Outstanding at December 31,	23,506,764	26,078,927
Vested and expected to vest at December 31,	23,308,860
Shares Under Option Exercisable at December 31,	21,839,121
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding at January 1,	$ 43.63
Granted Weighted Average Exercise Price	51.39	$ 50.53	$ 35.96
Exercised Weighted Average Exercise Price	38.61
Expired Weighted Average Exercise Price	55.68
Forfeited Weighted Average Exercise Price	40.47
Weighted Average Exercise Price Outstanding at December 31,	44.50	$ 43.63
Weighted Average Exercise Price Aggregate number of stock options expected to vest at December 31,	44.50
Weighted Average Exercise Price Exercisable at December 31,	$ 44.29
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term Outstanding at January 1,	4 years 1 month 4 days	4 years 7 months 31 days
Weighted Average Remaining Contractual Term Aggregate number of stock options expected to vest at December 31,	4 years 22 days
Weighted Average Remaining Contractual Term Exercisable at December 31,	3 years 9 months 7 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding at January 1,	$ 312
Aggregate Intrinsic Value Outstanding at December 31,	166	$ 312
Aggregate Intrinsic Value Aggregate number of stock options expected to vest at December 31,	165
Aggregate Intrinsic Value Exercisable at December 31,	$ 161